Employee Benefits - Summary of Amounts Recognized for Long-term Obligations (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in the liability for defined benefits
Defined benefit obligations at the beginning of the year	$ 1,456,815,367
Actuarial (gains) losses recognized in income due to:
Change in financial assumptions	77,094,827	$ 304,527,285
Change in demographic assumptions	18,581,935	9,012,031
Defined benefit liabilities at end of year	1,535,168,086	1,456,815,367
Other long-term benefits [member]
Change in the liability for defined benefits
Defined benefit obligations at the beginning of the year	17,965,635	13,224,926
Charge to income for the year	2,865,809	2,164,866
Actuarial (gains) losses recognized in income due to:
Change in financial assumptions	912,673	5,007,261
Change in demographic assumptions	(439,969)	(245,829)
For experience during the year	(2,806,112)	(2,418,954)
Real interest, excluding earned interests		264,917
Effect of the liability ceiling		(30,638)
Adjustmentto the Defined Contribution Plan		(914)
Benefits paid	(979)
Defined benefit liabilities at end of year	$ 18,497,057	$ 17,965,635